Right-of-use assets and leases payable - Summary of Maturities of Lease Payments of Operating Lease (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 2,117,823	R$ 2,309,776
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	355,336	418,450
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	282,945	322,165
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	240,984	227,785
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	188,002	189,744
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	158,559	147,977
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 891,997	R$ 1,003,655